Quarterly Report
July 31, 2023
MFS®  Total Return
Bond Fund
RBF-Q1

Portfolio of Investments
7/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.5%
Aerospace & Defense – 1.0%
Boeing Co., 2.196%, 2/04/2026	$26,637,000	$24,582,434
Boeing Co., 5.15%, 5/01/2030	7,084,000	7,023,903
Boeing Co., 5.705%, 5/01/2040	6,632,000	6,628,930
Boeing Co., 5.805%, 5/01/2050	14,572,000	14,656,310
TransDigm, Inc., 4.625%, 1/15/2029	24,233,000	21,627,952
		$74,519,529
Asset-Backed & Securitized – 16.4%
ACREC 2021-FL1 Ltd., “C”, FLR, 7.494% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	$10,841,500	$10,314,064
ACREC 2021-FL1 Ltd., “D”, FLR, 7.994% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	13,074,500	12,123,857
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 7.986% ((SOFR - 1mo. + 0.11448%) + 2.65%), 1/15/2037 (n)	13,618,500	13,037,563
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 7.195% ((SOFR - 3mo. + 0.26161%) + 1.6%), 10/21/2028 (n)	14,107,464	14,075,370
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 6.786% ((SOFR - 1mo. + 0.11448%) + 1.45%), 9/15/2034 (n)	1,214,809	1,209,666
Arbor Realty Trust, Inc., CLO, 2019-FL2, “B”, FLR, 7.086% ((SOFR - 1mo. + 0.11448%) + 1.75%), 9/15/2034 (n)	3,215,500	3,198,185
Arbor Realty Trust, Inc., CLO, 2019-FL2, “C”, FLR, 7.486% (SOFR - 1mo. + 2.15%), 9/15/2034 (n)	1,815,000	1,763,353
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.336% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	4,863,500	4,697,922
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 8.286% ((SOFR - 1mo. + 0.11448%) + 2.95%), 12/15/2035 (n)	3,420,500	3,323,797
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 6.936% ((SOFR - 1mo. + 0.11448%) + 1.6%), 5/15/2036 (n)	4,735,000	4,506,228
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.186% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	9,870,000	9,309,818
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 7.536% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	4,110,000	3,825,633
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.636% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	14,892,500	14,219,548
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 8.067% (SOFR - 30 day + 3%), 1/15/2037 (n)	40,620,500	38,680,725
AREIT 2019-CRE3 Trust, “B”, FLR, 6.966% ((SOFR - 1mo. + 0.11448%) + 1.55%), 9/14/2036 (n)	7,734,500	7,336,436
AREIT 2019-CRE3 Trust, “C”, FLR, 7.317% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	6,751,000	6,281,657
AREIT 2019-CRE3 Trust, “D”, FLR, 7.966% ((SOFR - 1mo. + 0.11448%) + 2.65%), 9/14/2036 (n)	6,243,500	5,680,661
AREIT 2022-CRE6 Trust, “B”, FLR, 6.918% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	4,924,000	4,769,638
AREIT 2022-CRE6 Trust, “C”, FLR, 7.218% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	10,134,500	9,779,032
AREIT 2022-CRE6 Trust, “D”, FLR, 7.918% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	4,313,500	3,933,852
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	1,680,183	168
Bayview Commercial Asset Trust, FLR, 5.877% ((SOFR - 1mo. + 0.11448%) + 0.4658%), 8/25/2035 (n)	95,176	86,905
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.031% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	463,895	624,670
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	9,055,000	7,936,439
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.348%, 12/15/2055	10,215,909	10,653,211
BDS 2021-FL7 Ltd., “B”, FLR, 6.844% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	5,159,500	5,000,949
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	4,675,254	4,815,512
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)	15,634,000	15,898,991
BSPRT 2021-FL6 Issuer Ltd., “B”, FLR, 6.936% ((SOFR - 1mo. + 0.11448%) + 1.6%), 3/15/2036 (n)	15,128,000	14,276,717
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 7.386% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	5,310,500	4,947,023
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.636% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	3,651,000	3,474,460
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 8.086% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2038 (n)	4,152,500	3,844,708
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	2,195,823	2,053,117
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	1,598,185	1,416,982
BXMT 2020-FL2 Ltd., “B”, FLR, 6.736% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	6,104,500	5,306,111
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.636% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	17,470,500	15,615,395
BXMT 2021-FL4 Ltd., “B”, FLR, 6.886% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)	38,262,000	33,868,417
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	20,960,656	17,998,781
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	8,104,228	7,575,210
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 3.154%, 1/25/2037 (d)(q)	1,114,502	339,925
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 3.308%, 3/25/2037 (d)(q)	1,166,676	428,791
CHCP 2021-FL1 Ltd., “B”, FLR, 6.986% ((SOFR - 1mo. + 0.11448%) + 1.65%), 2/15/2038 (n)	6,412,000	6,136,455
CHCP 2021-FL1 Ltd., “C”, FLR, 7.436% ((SOFR - 1mo. + 0.11448%) + 2.1%), 2/15/2038 (n)	5,168,000	4,914,901
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	6,039,956	5,991,754
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	4,461,971	4,300,471
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	11,154,926	10,721,112
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	5,948,000	5,545,078
CLNC 2019-FL1 Ltd., “B”, FLR, 7.261% (SOFR - 1mo. + 2.01448%), 8/20/2035 (n)	6,270,000	6,139,233

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
CLNC 2019-FL1 Ltd., “C”, FLR, 7.761% (SOFR - 1mo. + 2.51448%), 8/20/2035 (n)	$10,190,000	$9,787,568
Columbia Cent CLO 28 Ltd., “A-2-R”, 7.33%, 11/07/2030 (n)	28,014,809	27,497,319
Columbia Cent CLO 28 Ltd., “B-R”, 7.781%, 11/07/2030 (n)	17,835,205	16,980,310
Commercial Mortgage Pass-Through Certificates, 2014-LC19 “A4”, 3.183%, 2/10/2048	9,743,000	9,310,200
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	5,000,000	4,464,081
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	9,148,601
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	9,510,984
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	4,569,433
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	24,524,753
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	2,159,000	2,002,942
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,687,246	3,516,447
Cutwater 2015-1A Ltd., “BR”, FLR, 7.37% ((SOFR - 3mo. + 0.26161%) + 1.8%), 1/15/2029 (n)	27,695,000	27,402,208
Dryden Senior Loan Fund, 2014-36A, “BR3”, CLO, FLR, 7.02% ((SOFR - 3mo. + 0.26161%) + 1.45%), 4/15/2029 (n)	14,975,000	14,845,706
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 7.621% ((SOFR - 3mo. + 0.26161%) + 2.05%), 7/18/2030 (n)	16,500,000	16,204,600
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	13,193,257	13,147,660
GLGU 2023-1A Ltd., “B”, FLR, 8.36% (SOFR - 3mo. + 3%), 7/20/2035 (n)	16,070,750	16,072,180
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	85,150	84,193
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	10,897,127
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 7.271% ((SOFR - 3mo. + 0.26161%) + 1.7%), 7/18/2031 (n)	15,920,000	15,427,340
IMPAC CMB Trust, FLR, 6.152% ((SOFR - 1mo. + 0.11448%) + 0.74%), 11/25/2034	13,800	13,492
IMPAC CMB Trust, FLR, 6.332% ((SOFR - 1mo. + 0.11448%) + 0.92%), 11/25/2034	6,900	6,788
IMPAC Secured Assets Corp., FLR, 6.112% ((SOFR - 1mo. + 0.11448%) + 0.7%), 5/25/2036	33,906	29,111
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	13,025,174	12,464,946
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	23,872,958	22,583,615
JPMDB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	10,480,384
JPMorgan Chase Commercial Mortgage Securities Corp., 5.578%, 7/15/2042 (n)	199,865	146,175
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	5,624,393	5,635,471
LCCM 2021-FL2 Trust, “C”, FLR, 7.486% ((SOFR - 1mo. + 0.11448%) + 2.15%), 12/13/2038 (n)	8,225,000	7,542,226
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 6.836% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	3,430,241	3,421,741
LoanCore 2018-CRE1 Ltd., “C”, FLR, 7.886% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	5,705,000	5,560,042
LoanCore 2018-CRE1 Ltd., “C”, FLR, 7.286% ((SOFR - 1mo. + 0.11448%) + 1.95%), 4/15/2034 (n)	5,553,900	5,472,930
LoanCore 2018-CRE3 Ltd., “B”, FLR, 6.936% ((SOFR - 1mo. + 0.11448%) + 1.6%), 4/15/2034 (n)	5,351,850	5,229,951
LoanCore 2019-CRE2 Ltd., “D”, FLR, 7.786% ((SOFR - 1mo. + 0.11448%) + 2.45%), 5/15/2036 (n)	3,164,500	2,970,206
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 6.706% ((SOFR - 1mo. + 0.11448%) + 1.37%), 4/15/2034 (n)	616,241	613,503
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.086% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	23,249,000	22,552,506
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.336% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	8,432,000	8,031,480
LoanCore 2021-CRE6 Ltd., “B”, FLR, 7.236% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/15/2038 (n)	42,852,000	40,328,531
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 7.619% ((SOFR - 3mo. + 0.26161%) + 2%), 7/27/2031 (n)	24,271,403	23,796,096
Madison Park Funding XLI Ltd., 2012-A, “B1R”, FLR, 6.957% ((SOFR - 3mo. + 0.26161%) + 1.35%), 4/22/2027 (n)	15,670,000	15,467,183
Merrill Lynch Mortgage Investors, Inc., 4.168%, 2/25/2037 (a)(d)	1,785,901	237,937
MF1 2020-FL4 Ltd., “AS”, FLR, 7.436% ((SOFR - 1mo. + 0.11448%) + 2.1%), 11/15/2035 (n)	10,615,000	10,453,450
MF1 2021-FL5 Ltd., “C”, FLR, 7.036% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	10,670,500	10,030,046
MF1 2022-FL8 Ltd., “C”, FLR, 7.268% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	10,626,099	10,165,851
MF1 2022-FL8 Ltd., “D”, FLR, 7.718% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	6,141,972	5,791,546
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 7.281% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/29/2030 (n)	31,520,702	31,434,840
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	7,711,116
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 7.42% ((SOFR - 3mo. + 0.26161%) + 1.85%), 10/15/2029 (n)	5,663,303	5,509,590
Neuberger Berman CLO Ltd., 2016-21A, “CR2”, 7.638%, 4/20/2034 (n)	9,973,559	9,848,311
Neuberger Berman CLO Ltd., 2017-16SA, “BR”, FLR, 6.97% ((SOFR - 3mo. + 0.26161%) + 1.4%), 4/15/2034 (n)	20,000,000	19,651,880
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.357% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	16,780,750	16,480,408
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.957% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	22,979,914	22,322,183
OneMain Financial Issuance Trust 2022-3A, “A”, 5.94%, 5/15/2034 (n)	15,058,000	14,977,005
OSD CLO, 2023-27, Ltd., “B”, FLR, 7.453% (SOFR - 3mo. + 2.4%), 4/16/2035 (n)	3,000,000	2,994,831
Ownit Mortgage Loan Asset-Backed Certificates, 3.156%, 10/25/2035	478,216	268,560
Palmer Square Loan Funding 2020-1A Ltd., “A2”, FLR, 6.729% ((SOFR - 3mo. + 0.26161%) + 1.35%), 2/20/2028 (n)	13,300,000	13,263,358
Palmer Square Loan Funding 2020-1A Ltd., “B”, FLR, 7.279% ((SOFR - 3mo. + 0.26161%) + 1.9%), 2/20/2028 (n)	11,690,351	11,645,554
Parallel 2015-1A Ltd., “C1R”, FLR, 7.337% ((SOFR - 3mo. + 0.26161%) + 1.75%), 7/20/2027 (n)	1,631,009	1,621,632
Parallel 2015-1A Ltd., “C2R”, FLR, 7.338% ((SOFR - 3mo. + 0.26161%) + 1.75%), 7/20/2027 (n)	1,758,845	1,744,899
PFP III 2021-7 Ltd., “B”, FLR, 6.716% ((SOFR - 1mo. + 0.11448%) + 1.4%), 4/14/2038 (n)	3,866,807	3,664,782

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
PFP III 2021-7 Ltd., “C”, FLR, 6.967% ((SOFR - 1mo. + 0.11448%) + 1.65%), 4/14/2038 (n)	$6,776,662	$6,297,775
Preferred Term Securities XIX Ltd., CDO, FLR, 5.902% (LIBOR - 3mo. + 0.35%), 12/22/2035 (n)	2,219,437	1,980,847
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 6.419% ((SOFR - 3mo. + 0.26161%) + 1.04%), 2/20/2030 (n)	11,492,709	11,400,928
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 7.612% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	5,795,000	5,458,796
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 8.362% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	6,825,000	6,165,412
Regatta II Funding L.P., 2013-2A, “BR3”, FLR, 7.57% ((SOFR - 3mo. + 0.26161%) + 2%), 1/15/2029 (n)	17,000,000	16,776,450
Residential Funding Mortgage Securities, Inc., FGIC, 4.222%, 12/25/2035	137,728	136,971
Shackleton 2015-8A CLO Ltd., “CR”, FLR, 7.237% ((SOFR - 3mo. + 0.26161%) + 1.65%), 10/20/2027 (n)	2,000,000	1,995,896
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 7.444% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)	11,255,500	9,998,907
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 7.017% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	6,082,500	5,837,748
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 7.268% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	11,508,500	10,831,318
Thornburg Mortgage Securities Trust, FLR, 6.092% ((SOFR - 1mo. + 0.11448%) + 0.68%), 4/25/2043	188	188
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	33,000,000	29,906,445
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	18,388,578	16,916,466
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 7.02% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	8,202,288	7,982,352
Voya CLO 2012-4A Ltd., “BR3”, FLR, 7.52% ((SOFR - 3mo. + 0.26161%) + 1.95%), 10/15/2030 (n)	3,474,736	3,381,926
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 8.87% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	4,942,894	4,798,319
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	15,451,790	14,749,196
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	7,740,000	7,116,040
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	23,442,071
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	13,470,000	12,221,848
		$1,196,932,198
Automotive – 0.2%
Stellantis N.V., 2.691%, 9/15/2031 (n)	$14,723,000	$11,766,324
Volkswagen Group of America Finance LLC, 3.2%, 9/26/2026 (n)	1,522,000	1,427,609
Volkswagen Group of America Finance LLC, 3.75%, 5/13/2030 (n)	5,056,000	4,595,357
		$17,789,290
Broadcasting – 1.2%
Discovery Communications LLC, 4.65%, 5/15/2050	$11,068,000	$8,412,511
Prosus N.V., 3.68%, 1/21/2030 (n)	17,751,000	15,155,245
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	24,492,000	20,361,704
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	21,194,000	17,227,170
WarnerMedia Holdings, Inc., 5.391%, 3/15/2062	8,483,000	6,898,557
WMG Acquisition Corp., 3%, 2/15/2031 (n)	20,043,000	16,385,353
		$84,440,540
Brokerage & Asset Managers – 0.9%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$11,882,000	$12,244,241
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	26,796,000	24,175,202
LPL Holdings, Inc., 4%, 3/15/2029 (n)	21,696,000	19,447,607
Raymond James Financial, Inc., 4.95%, 7/15/2046	14,019,000	12,578,785
		$68,445,835
Building – 0.6%
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	$25,624,000	$22,243,812
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	15,475,000	12,496,909
Vulcan Materials Co., 3.5%, 6/01/2030	9,570,000	8,658,595
		$43,399,316
Business Services – 1.4%
Equinix, Inc., 1.8%, 7/15/2027	$9,219,000	$8,060,716
Equinix, Inc., 2.15%, 7/15/2030	21,402,000	17,337,285
Fiserv, Inc., 3.5%, 7/01/2029	17,324,000	15,941,049
Fiserv, Inc., 5.6%, 3/02/2033	10,033,000	10,214,295
Global Payments, Inc., 2.9%, 5/15/2030	23,523,000	19,965,294
Global Payments, Inc., 2.9%, 11/15/2031	6,885,000	5,663,553

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	$27,150,000	$23,406,439
		$100,588,631
Cable TV – 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$29,387,000	$24,899,514
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	6,428,000	6,313,343
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	35,959,000	29,132,660
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	17,470,000	12,631,251
CSC Holdings LLC, 4.5%, 11/15/2031 (n)	16,620,000	11,923,067
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	8,250,000	7,537,770
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	15,640,000	12,880,635
Time Warner Cable, Inc., 4.5%, 9/15/2042	9,503,000	7,108,056
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	5,255,900
		$117,682,196
Chemicals – 0.2%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	$19,805,000	$16,949,782
Computer Software – 0.4%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$26,757,000	$26,687,379
Oracle Corp., 4.9%, 2/06/2033	6,111,000	5,912,876
		$32,600,255
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$24,371,000	$23,544,349
Conglomerates – 1.0%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$9,016,000	$8,206,227
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	6,853,000	6,811,171
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	20,904,000	20,869,724
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)	16,170,000	16,127,060
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	21,336,000	20,772,133
		$72,786,315
Consumer Products – 0.3%
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2029	$6,859,000	$6,288,437
GSK Consumer Healthcare Capital US LLC, 3.625%, 3/24/2032	15,416,000	13,800,643
		$20,089,080
Consumer Services – 0.6%
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	$20,902,000	$17,206,526
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	5,237,000	4,372,951
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	15,190,000	10,292,134
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	5,237,000	3,122,527
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	16,829,791	5,399,896
		$40,394,034
Containers – 0.1%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$8,718,000	$8,427,626
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$21,913,000	$17,848,245
Electronics – 0.7%
Broadcom, Inc., 4.15%, 11/15/2030	$8,877,000	$8,161,146
Broadcom, Inc., 3.469%, 4/15/2034 (n)	14,353,000	11,772,463
Broadcom, Inc., 3.137%, 11/15/2035 (n)	12,875,000	9,877,385
Broadcom, Inc., 3.187%, 11/15/2036 (n)	12,521,000	9,467,682

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – continued
Broadcom, Inc., 4.926%, 5/15/2037 (n)	$12,031,000	$10,931,757
		$50,210,433
Emerging Market Quasi-Sovereign – 0.1%
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	$5,243,000	$4,313,360
Energy - Independent – 0.9%
Energean Israel Finance Ltd., 4.875%, 3/30/2026	$16,253,000	$15,176,239
EQT Corp., 3.9%, 10/01/2027	10,583,000	9,921,112
EQT Corp., 5%, 1/15/2029	5,901,000	5,580,180
EQT Corp., 3.625%, 5/15/2031 (n)	6,884,000	5,958,721
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	9,070,000	8,752,550
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)	11,033,000	10,358,332
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	13,596,000	10,425,141
		$66,172,275
Energy - Integrated – 0.4%
Eni S.p.A., 4%, 9/12/2023 (n)	$13,354,000	$13,316,086
Eni S.p.A., 4.25%, 5/09/2029 (n)	13,598,000	12,938,705
		$26,254,791
Financial Institutions – 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.5%, 9/15/2023	$4,026,000	$4,017,401
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	12,700,000	12,788,840
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	10,175,000	8,877,480
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	12,067,000	9,901,148
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)	15,117,000	14,917,745
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	12,497,000	12,158,138
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	12,112,000	10,862,579
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	7,451,000	7,002,805
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,098,000	6,370,310
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	5,071,000	4,347,161
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	10,959,000	9,392,887
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	14,582,455	13,742,651
		$114,379,145
Food & Beverages – 0.8%
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	$7,779,000	$8,009,128
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	20,690,000	20,014,885
Post Holdings, Inc., 5.5%, 12/15/2029 (n)	6,770,000	6,287,154
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	5,755,000	5,071,462
Post Holdings, Inc., 4.5%, 9/15/2031 (n)	1,015,000	864,160
PT Indofood CBP Sukses Makmur Tbk, 3.541%, 4/27/2032	22,400,000	18,787,574
		$59,034,363
Gaming & Lodging – 0.4%
Marriott International, Inc., 3.5%, 10/15/2032	$12,991,000	$11,242,020
Marriott International, Inc., 2.75%, 10/15/2033	18,167,000	14,424,237
		$25,666,257
Insurance – 0.3%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$15,987,000	$14,079,959
Corebridge Financial, Inc., 4.35%, 4/05/2042	1,846,000	1,500,244
Corebridge Financial, Inc., 4.4%, 4/05/2052	5,568,000	4,465,826
		$20,046,029
Insurance - Health – 0.3%
Humana, Inc., 5.875%, 3/01/2033	$21,051,000	$21,908,645

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 1.6%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$13,217,000	$12,727,850
Ambac Assurance Corp., 5.1%, 6/07/2172 (n)	13,854	19,949
American International Group, Inc., 3.9%, 4/01/2026	3,649,000	3,538,564
Aon Corp., 3.75%, 5/02/2029	23,260,000	21,711,400
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	2,778,000	2,302,773
Brown & Brown, Inc., 4.2%, 3/17/2032	15,616,000	14,119,181
Brown & Brown, Inc., 4.95%, 3/17/2052	18,116,000	15,483,971
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	15,409,000	14,974,771
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	7,257,000	6,151,629
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	16,523,000	16,097,656
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	11,271,000	8,287,691
		$115,415,435
International Market Quasi-Sovereign – 0.2%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$6,911,000	$5,874,535
Electricite de France S.A., 6.9%, 5/23/2053 (n)	8,776,000	9,245,190
		$15,119,725
Machinery & Tools – 0.3%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$16,388,000	$15,937,840
CNH Industrial Capital LLC, 4.2%, 1/15/2024	3,387,000	3,359,684
		$19,297,524
Major Banks – 8.1%
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	$7,070,000	$6,509,209
Bank of America Corp., 3.97% to 3/05/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.07%) to 3/05/2029	8,931,000	8,402,346
Bank of America Corp., 2.496% to 2/13/2030, FLR ((SOFR - 3mo. + 0.26161%) + 0.99%) to 2/13/2031	39,891,000	33,420,778
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	45,881,000	37,236,283
Bank of America Corp., 5.875% to 3/15/2028, FLR ((SOFR - 3mo. + 0.26161%) + 2.931%) to 9/15/2171	13,771,000	12,842,146
Bank of America Corp., 6.1% to 3/17/2025, FLR ((SOFR - 3mo. + 0.26161%) + 3.898%) to 9/17/2171	15,392,000	15,268,280
Bank of America Corp., 6.5% to 10/23/2024, FLR ((SOFR - 3mo. + 0.26161%) + 4.174%) to 4/23/2172	4,140,000	4,121,370
Barclays PLC, 4.375%, 1/12/2026	4,820,000	4,658,991
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	7,802,000	7,482,319
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	16,966,000	13,513,607
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	11,000,000	10,689,492
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034	11,000,000	11,104,955
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	23,182,000	20,365,196
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	24,629,000	25,078,871
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	15,968,000	13,581,444
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	26,935,000	21,872,925
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	25,500,000	20,255,901
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	10,111,000	8,882,980
JPMorgan Chase & Co., 3.509%, 1/23/2029	18,395,000	17,074,969
JPMorgan Chase & Co., 4.005%, 4/23/2029	28,117,000	26,602,796
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.26%) to 7/23/2029	9,246,000	8,812,372
JPMorgan Chase & Co., 2.739% to 10/15/2029, FLR (SOFR - 1 day + 1.51%) to 10/15/2030	16,953,000	14,711,040
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	7,484,000	6,429,658
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	29,061,000	23,877,801
Lloyds Bank PLC, 3.75%, 1/11/2027	3,975,000	3,755,649
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	31,223,000	25,275,533
Morgan Stanley, 3.125%, 7/27/2026	12,844,000	12,059,585
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	5,819,000	5,831,261
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	7,037,000	6,004,408
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	19,284,000	15,549,800
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	13,809,000	13,798,140
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	3,536,000	3,569,526
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	38,002,000	30,860,432
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	6,036,000	5,843,356
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	30,010,000	22,388,960

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	$6,610,000	$6,360,030
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,491,000	9,837,343
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	45,462,000	38,401,194
Westpac Banking Corp., 2.894% to 2/04/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	18,137,000	17,036,833
		$589,367,779
Medical & Health Technology & Services – 2.0%
Adventist Health System/West, 5.43%, 3/01/2032	$21,168,000	$21,068,371
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	4,431,000	3,768,414
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	6,013,000	6,076,397
Alcon, Inc., 2.75%, 9/23/2026 (n)	4,432,000	4,088,618
Alcon, Inc., 3%, 9/23/2029 (n)	11,067,000	9,747,616
HCA, Inc., 5.25%, 6/15/2026	6,743,000	6,682,191
HCA, Inc., 4.125%, 6/15/2029	14,251,000	13,221,372
HCA, Inc., 4.375%, 3/15/2042 (n)	14,385,000	11,778,274
HCA, Inc., 4.625%, 3/15/2052 (n)	9,681,000	7,949,082
Marin General Hospital, 7.242%, 8/01/2045	10,530,000	10,394,503
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	2,443,437
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	7,400,221
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	23,983,000	19,486,188
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	9,026,000	8,943,826
Tower Health, 4.451%, 2/01/2050	22,087,000	10,160,020
		$143,208,530
Metals & Mining – 1.3%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$10,712,000	$9,263,701
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	16,098,000	14,686,679
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	12,521,000	10,337,614
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	20,205,000	16,688,603
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	17,908,000	15,399,326
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,296,000	14,232,613
Novelis Corp., 3.25%, 11/15/2026 (n)	3,169,000	2,879,600
Novelis Corp., 3.875%, 8/15/2031 (n)	11,091,000	9,235,511
		$92,723,647
Midstream – 2.9%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$16,500,000	$12,922,903
Cheniere Energy Partners LP, 4.5%, 10/01/2029	13,412,000	12,468,989
Enbridge, Inc., 4.25%, 12/01/2026	9,961,000	9,639,330
Enbridge, Inc., 5.7%, 3/08/2033	8,233,000	8,345,942
Energy Transfer LP, 5.55%, 2/15/2028	5,763,000	5,785,326
Energy Transfer LP, 5.75%, 2/15/2033	17,623,000	17,842,442
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	7,347,000	8,365,731
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,112,000	6,162,207
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	7,661,000	6,825,285
MPLX LP, 4.95%, 3/14/2052	32,980,000	28,012,950
ONEOK, Inc., 5.2%, 7/15/2048	13,639,000	11,742,272
Plains All American Pipeline LP, 3.55%, 12/15/2029	33,187,000	29,324,790
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	5,255,000	4,998,455
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	5,465,000	5,187,659
Targa Resources Corp., 4.2%, 2/01/2033	4,099,000	3,661,011
Targa Resources Corp., 6.125%, 3/15/2033	18,189,000	18,663,568
Targa Resources Corp., 4.95%, 4/15/2052	6,758,000	5,627,278
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	19,620,000	19,184,885
		$214,761,023

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 22.4%
Fannie Mae, 5%, 3/01/2024 - 3/01/2042	$4,592,886	$4,607,176
Fannie Mae, 5.25%, 8/01/2024	773,058	765,281
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	21,129,667	20,723,765
Fannie Mae, 2.638%, 12/25/2026	8,200,469	7,642,571
Fannie Mae, 3.95%, 1/01/2027	578,716	563,176
Fannie Mae, 3.5%, 1/01/2028 - 12/01/2047	29,247,783	27,170,473
Fannie Mae, 3%, 11/01/2028 - 11/01/2048	27,297,041	24,500,117
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	2,584,660	2,230,488
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	44,646	45,942
Fannie Mae, 3%, 2/25/2033 (i)	1,162,163	99,751
Fannie Mae, 5.5%, 3/01/2033 - 12/01/2038	4,210,498	4,292,199
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	1,869,187	1,922,795
Fannie Mae, 3.25%, 5/25/2040	319,640	292,386
Fannie Mae, 4%, 9/01/2040 - 12/01/2048	36,166,534	34,520,115
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	710,492	632,389
Fannie Mae, 4%, 7/25/2046 (i)	1,261,984	235,026
Fannie Mae, UMBS, 3%, 8/01/2036 - 10/01/2052	79,699,878	70,565,114
Fannie Mae, UMBS, 2%, 10/01/2036 - 7/01/2052	206,110,815	172,307,480
Fannie Mae, UMBS, 2.5%, 5/01/2037 - 3/01/2053	222,583,784	189,452,295
Fannie Mae, UMBS, 1.5%, 9/01/2041 - 2/01/2042	1,023,199	821,790
Fannie Mae, UMBS, 5.5%, 5/01/2044 - 4/01/2053	17,312,581	17,263,574
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 7/01/2053	12,959,972	11,795,985
Fannie Mae, UMBS, 5%, 8/01/2052 - 5/01/2053	38,728,337	37,844,802
Fannie Mae, UMBS, 4.5%, 9/01/2052 - 3/01/2053	13,190,682	12,650,363
Fannie Mae, UMBS, 6%, 2/01/2053	2,673,843	2,775,197
Freddie Mac, 3.458%, 8/25/2023	1,475,383	1,469,763
Freddie Mac, 2.67%, 12/25/2024	4,982,063	4,802,280
Freddie Mac, 2.811%, 1/25/2025	6,337,922	6,105,707
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	4,080,184	3,906,394
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	5,143,456	5,060,226
Freddie Mac, 3.3%, 10/25/2026	4,957,000	4,715,454
Freddie Mac, 3.117%, 6/25/2027	17,177,017	16,136,102
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	25,778,235	23,117,269
Freddie Mac, 4.06%, 10/25/2028	5,001,000	4,857,648
Freddie Mac, 1.091%, 7/25/2029 (i)	12,652,328	664,817
Freddie Mac, 1.143%, 8/25/2029 (i)	22,261,630	1,232,682
Freddie Mac, 1.868%, 4/25/2030 (i)	6,415,004	648,577
Freddie Mac, 5.5%, 8/01/2033 - 1/01/2038	992,064	1,011,210
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	523,273	532,460
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	2,118,890	2,129,098
Freddie Mac, 5.5%, 2/15/2036 (i)	232,439	36,462
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	19,251,827	17,807,158
Freddie Mac, 4.5%, 12/15/2040 (i)	154,903	12,842
Freddie Mac, 4%, 8/15/2044 (i)	247,523	27,015
Freddie Mac, 3.25%, 11/25/2061	3,427,490	2,954,006
Freddie Mac, UMBS, 3%, 11/01/2034 - 2/01/2053	53,872,489	47,546,089
Freddie Mac, UMBS, 2%, 1/01/2037 - 10/01/2052	254,930,958	209,433,048
Freddie Mac, UMBS, 2.5%, 4/01/2037 - 5/01/2052	79,298,549	67,953,172
Freddie Mac, UMBS, 5%, 8/01/2037 - 3/01/2053	9,407,931	9,294,348
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 7/01/2053	60,368,983	54,767,579
Freddie Mac, UMBS, 4.5%, 7/01/2052 - 12/01/2052	13,577,710	12,999,017
Freddie Mac, UMBS, 4%, 10/01/2052	11,945,006	11,151,309
Freddie Mac, UMBS, 5.5%, 11/01/2052 - 4/01/2053	4,105,602	4,116,296
Ginnie Mae, 5.5%, 11/15/2032 - 7/20/2053	40,960,335	40,735,235
Ginnie Mae, 4.5%, 10/20/2033 - 12/20/2052	70,119,939	67,591,257
Ginnie Mae, 6%, 2/15/2034 - 8/20/2053	20,059,053	20,187,058
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	42,455,718	40,025,003
Ginnie Mae, 3.5%, 11/15/2040 - 8/20/2052	34,306,785	31,701,824
Ginnie Mae, 3%, 11/20/2044 - 11/20/2052	69,242,521	61,876,001

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 2.5%, 8/20/2051 - 4/20/2052	$56,515,445	$48,739,537
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	18,086,241	15,124,811
Ginnie Mae, 5%, 12/20/2052 - 5/20/2053	63,917,298	62,660,404
Ginnie Mae, TBA, 3.5%, 8/21/2053 - 9/21/2053	21,300,000	19,580,607
Ginnie Mae, TBA, 5%, 8/21/2053	2,125,000	2,082,168
Ginnie Mae, TBA, 5.5%, 8/21/2053	24,550,000	24,396,563
Ginnie Mae, TBA, 6%, 9/21/2053	7,625,000	7,657,466
Ginnie Mae, TBA, 6.5%, 9/21/2053	8,950,000	9,087,746
UMBS, TBA, 2%, 8/17/2038 - 8/25/2053	17,025,000	15,034,590
UMBS, TBA, 2.5%, 8/17/2038	300,000	272,180
UMBS, TBA, 5%, 8/17/2038	7,950,000	7,894,723
		$1,634,855,451
Municipals – 1.3%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$1,655,000	$1,622,716
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	24,325,000	21,781,062
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	4,565,000	3,506,153
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	25,254,000	27,156,833
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	9,717,000	8,439,525
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	6,320,000	6,711,791
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.765%, 6/01/2040	4,260,000	4,833,218
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	29,316,000	24,331,928
		$98,383,226
Natural Gas - Distribution – 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,261,000	$16,655,393
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	13,855,000	12,623,052
NiSource, Inc., 3.6%, 5/01/2030	16,331,000	14,753,985
		$44,032,430
Network & Telecom – 0.1%
Verizon Communications, Inc., 4.272%, 1/15/2036	$9,727,000	$8,685,667
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$9,202,000	$7,768,478
Marathon Petroleum Corp., 5.85%, 12/15/2045	4,349,000	3,985,148
		$11,753,626
Other Banks & Diversified Financials – 1.7%
Citigroup, Inc., 2.666% to 1/29/2030, FLR (SOFR - 1 day + 1.146%) to 1/29/2031	$21,877,000	$18,506,716
Discover Financial Services, 6.7%, 11/29/2032	34,164,000	35,051,355
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	7,743,000	7,469,054
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	14,673,000	13,428,333
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	57,968,000	51,555,907
		$126,011,365
Pharmaceuticals – 0.5%
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	$23,655,000	$21,031,987
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	16,685,000	14,952,123
		$35,984,110
Real Estate - Office – 0.6%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$29,885,000	$22,749,288
Boston Properties LP, REIT, 2.45%, 10/01/2033	27,176,000	19,652,691
		$42,401,979

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.5%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$17,293,000	$14,051,871
Penske Automotive Group Co., 3.75%, 6/15/2029	25,284,000	21,868,756
		$35,920,627
Telecommunications - Wireless – 1.4%
Crown Castle, Inc., REIT, 3.7%, 6/15/2026	$3,555,000	$3,384,845
Crown Castle, Inc., REIT, 4%, 3/01/2027	1,300,000	1,239,938
Crown Castle, Inc., REIT, 3.8%, 2/15/2028	4,492,000	4,197,645
Rogers Communications, Inc., 4.5%, 3/15/2042	27,147,000	22,378,304
Rogers Communications, Inc., 4.55%, 3/15/2052	27,147,000	21,499,431
SBA Communications Corp., 3.125%, 2/01/2029	17,490,000	14,745,786
T-Mobile USA, Inc., 2.55%, 2/15/2031	28,722,000	23,867,850
T-Mobile USA, Inc., 4.375%, 4/15/2040	2,343,000	2,067,393
Vodafone Group PLC, 5.625%, 2/10/2053	6,121,000	5,945,753
		$99,326,945
Tobacco – 1.3%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$12,881,000	$12,536,160
B.A.T. Capital Corp., 4.906%, 4/02/2030	2,485,000	2,353,920
B.A.T. Capital Corp., 4.742%, 3/16/2032	26,499,000	24,044,013
B.A.T. International Finance PLC, 4.448%, 3/16/2028	23,935,000	22,900,688
Philip Morris International, Inc., 5.125%, 11/17/2027	9,958,000	9,980,445
Philip Morris International, Inc., 5.625%, 11/17/2029	4,291,000	4,389,780
Philip Morris International, Inc., 5.125%, 2/15/2030	17,478,000	17,366,825
		$93,571,831
Transportation - Services – 0.4%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$13,697,000	$13,258,358
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	11,601,000	13,285,918
		$26,544,276
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 4.98%, 11/01/2023	$4,701	$4,674
Small Business Administration, 4.89%, 12/01/2023	6,275	6,243
Small Business Administration, 4.93%, 1/01/2024	5,061	5,023
Small Business Administration, 4.34%, 3/01/2024	13,613	13,516
Small Business Administration, 5.18%, 5/01/2024	12,137	12,008
Small Business Administration, 5.52%, 6/01/2024	10,394	10,347
Small Business Administration, 5.19%, 7/01/2024	13,668	13,510
Small Business Administration, 4.86%, 10/01/2024	14,721	14,541
Small Business Administration, 4.57%, 6/01/2025	51,281	50,568
Small Business Administration, 4.76%, 9/01/2025	198,969	193,035
Small Business Administration, 5.39%, 12/01/2025	12,077	11,902
Small Business Administration, 5.35%, 2/01/2026	74,249	72,775
Small Business Administration, 3.25%, 11/01/2030	596,983	562,508
Small Business Administration, 2.85%, 9/01/2031	991,120	913,818
Small Business Administration, 2.37%, 8/01/2032	620,682	563,216
Small Business Administration, 2.13%, 1/01/2033	1,181,930	1,058,117
Small Business Administration, 2.21%, 2/01/2033	297,997	268,535
Small Business Administration, 2.22%, 3/01/2033	1,052,558	947,156
Small Business Administration, 2.08%, 4/01/2033	2,049,702	1,837,973
Small Business Administration, 2.45%, 6/01/2033	2,260,639	2,043,235
Small Business Administration, 3.15%, 7/01/2033	2,604,212	2,428,673
Small Business Administration, 3.16%, 8/01/2033	2,851,417	2,678,909
Small Business Administration, 3.62%, 9/01/2033	1,453,999	1,380,236
		$15,090,518

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 16.0%
U.S. Treasury Bonds, 1.125%, 8/15/2040	$27,300,000	$17,164,875
U.S. Treasury Bonds, 1.375%, 11/15/2040	74,100,000	48,492,082
U.S. Treasury Bonds, 1.75%, 8/15/2041	67,500,000	46,530,176
U.S. Treasury Bonds, 2.375%, 2/15/2042	61,700,000	47,065,531
U.S. Treasury Bonds, 4%, 11/15/2042	26,100,000	25,418,953
U.S. Treasury Bonds, 2.875%, 5/15/2043	58,777,000	48,100,709
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	29,323,000	22,176,664
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	22,204,495
U.S. Treasury Bonds, 3%, 2/15/2048	19,900,000	16,321,109
U.S. Treasury Bonds, 2.375%, 11/15/2049	34,500,000	25,031,367
U.S. Treasury Bonds, 1.625%, 11/15/2050	92,800,000	55,901,125
U.S. Treasury Bonds, 2.25%, 2/15/2052	92,950,000	65,206,604
U.S. Treasury Notes, 0.75%, 12/31/2023 (f)	102,000,000	100,063,593
U.S. Treasury Notes, 4.25%, 9/30/2024	396,000,000	391,142,815
U.S. Treasury Notes, 3.875%, 3/31/2025	130,000,000	127,501,563
U.S. Treasury Notes, 0.875%, 6/30/2026	120,000,000	108,281,250
		$1,166,602,911
Utilities - Electric Power – 2.0%
AEP Transmission Co. LLC, 4%, 12/01/2046	$7,457,000	$6,215,599
American Electric Power Co., Inc., 5.95%, 11/01/2032	13,723,000	14,315,455
Calpine Corp., 3.75%, 3/01/2031 (n)	16,125,000	13,217,208
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	30,284,000	27,785,267
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	3,444,000	3,843,620
Evergy, Inc., 2.9%, 9/15/2029	3,000,000	2,618,481
FirstEnergy Corp., 2.65%, 3/01/2030	15,914,000	13,411,523
FirstEnergy Corp., 5.1%, 7/15/2047	6,821,000	6,185,283
FirstEnergy Corp., 3.4%, 3/01/2050	9,936,000	6,788,275
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	21,954,000	18,108,375
Pacific Gas & Electric Co., 3%, 6/15/2028	11,170,000	9,710,895
Pacific Gas & Electric Co., 3.3%, 8/01/2040	34,169,000	23,482,257
		$145,682,238
Total Bonds		$7,099,163,382
Investment Companies (h) – 3.2%
Money Market Funds – 3.2%
MFS Institutional Money Market Portfolio, 5.25% (v)	234,797,604	$234,797,604

Other Assets, Less Liabilities – (0.7)%		(51,372,914)
Net Assets – 100.0%		$7,282,588,072
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $234,797,604 and $7,099,163,382, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,904,626,524, representing 26.2% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.

Portfolio of Investments (unaudited) – continued
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 7/31/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	681	$79,666,359	September – 2023	$1,964,085
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,668	$338,656,125	September – 2023	$(4,116,921)
U.S. Treasury Note 5 yr	Long	USD	3,036	324,306,470	September – 2023	(6,931,713)
U.S. Treasury Ultra Bond	Long	USD	2,503	330,943,531	September – 2023	(6,051,728)
						$(17,100,362)
At July 31, 2023, the fund had liquid securities with an aggregate value of $25,828,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of July 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,181,693,429	$—	$1,181,693,429
Non - U.S. Sovereign Debt	—	19,433,085	—	19,433,085
Municipal Bonds	—	98,383,226	—	98,383,226
U.S. Corporate Bonds	—	2,104,943,798	—	2,104,943,798
Residential Mortgage-Backed Securities	—	1,636,401,407	—	1,636,401,407
Commercial Mortgage-Backed Securities	—	502,938,183	—	502,938,183
Asset-Backed Securities (including CDOs)	—	692,448,059	—	692,448,059
Foreign Bonds	—	862,922,195	—	862,922,195
Mutual Funds	234,797,604	—	—	234,797,604
Total	$234,797,604	$7,099,163,382	$—	$7,333,960,986
Other Financial Instruments
Futures Contracts – Assets	$1,964,085	$—	$—	$1,964,085
Futures Contracts – Liabilities	(17,100,362)	—	—	(17,100,362)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$205,498,014	$438,754,004	$409,418,922	$5,667	$(41,159)	$234,797,604
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,960,794	$—